CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2018		$ 2,195	$ 749,537	$ (453,859)	$ 297,934
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation, net		15	15,934
Shared-based payments		1	868
Warrants issued in connection with Borrowings (Note 12)			3,300
Net loss				(151,767)	(151,767)
Ending balance at Dec. 31, 2019	$ 61	2,211	769,639	(605,626)	166,285
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issuance		808	98,867
Share-based compensation, net		55	8,589
Severance and reorganization charges		22	2,667
Shared-based payments			561
Settlement of Final Payment Fee (Note 10)		110	9,036
Warrants issued in connection with Borrowings (Note 12)			17,998
Borrowings principal repayment (Note 10)		93	13,695
Warrants exercised		10	990
Net loss				(210,696)	(210,696)
Ending balance at Dec. 31, 2020	61	3,309	922,042	(816,322)	109,090
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issuance		1,361	406,493
Share-based compensation, net		43	7,892
Shared-based payments		1	200
Warrants exercised		60	8,117
Debt extinguishment			(218)
Net loss				(114,738)	(114,738)
Ending balance at Dec. 31, 2021	$ 61	$ 4,774	$ 1,344,526	$ (931,060)	$ 418,301